Segments, Customers And Geographic Information - Schedule of Major Customer Data of Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Major Customer Data of Total Revenues [Line Items]
Percentage of total revenues		48.00%	51.00%	52.00%
Customer B [Member]
Schedule of Major Customer Data of Total Revenues [Line Items]
Percentage of total revenues	[1]	17.00%	26.00%	24.00%
Customer C [Member]
Schedule of Major Customer Data of Total Revenues [Line Items]
Percentage of total revenues		21.00%	11.00%		[2]
Major Customer [Member]
Schedule of Major Customer Data of Total Revenues [Line Items]
Percentage of total revenues		86.00%	88.00%	76.00%

[1]	For the year ended December 31, 2025, operating both in Asia and EMEA.
[2]	Less than 1%.